UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES - 97.4%
	Diversified - 35.6%
295,747	Enbridge Energy Partners LP	$8,428,790
52,356	Enterprise Products Partners LP	2,206,805
141,203	Kinder Morgan Management LLC	8,542,791
187,379	ONEOK Partners LP	8,143,491
90,173	Plains All American Pipeline LP	5,467,189
100,678	Williams Partners LP	5,454,734
		38,243,800

	Gathers & Processors - 10.2%
109,862	Crestwood Midstream Partners LP	2,808,073
75,716	Martin Midstream Partners LP	2,689,432
78,949	Targa Resources Partners LP	2,707,951
75,650	Western Gas Partners LP	2,747,608
		10,953,064

	Natural Gas/NGL - 26.0%
108,980	Boardwalk Pipeline Partners LP	2,735,398
226,107	El Paso Pipeline Partners LP	8,318,476
154,298	PAA Natural Gas Storage LP	2,791,251
188,406	Spectra Energy Partners LP	5,473,194
198,378	TC Pipelines LP	8,649,281
		27,967,600

	Refined/Crude Oil - 25.6%
86,628	Buckeye Partners LP	5,455,831
196,477	Duncan Energy Partners LP	8,354,202
45,294	Magellan Midstream Partners LP	2,716,281
92,704	NuStar Energy LP	5,488,077
63,637	Sunoco Logistics Partners LP	5,456,873
		27,471,264

	Total Master Limited Partnership Shares
	(Cost $106,608,331)	104,635,728

Center Coast MLP Focus Fund
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Principal
Amount		Value
	Short-Term Investment - 4.7%
$5,061,904	UMB Money Market Fiduciary, 0.01%†	$5,061,904
	Total Short-Term Investment	5,061,904
	(Cost $5,061,904)

	Total Investments - 102.1%
	(Cost $111,670,235)	109,697,632
	Liabilities in excess of Other Assets - (2.1)%	(2,249,132)
	Total Net Assets - 100%	$107,448,500

† The rate quoted is the annualized seven-day yield of the Fund at the period end.
LLC - Limited Liability Company
LP - Limited Partnership

Sector as of 8/31/11
Sector Breakdown	% of Total Net Assets
Diversified	35.6%
Natural Gas/NGL	26.0%
Refined/Cruide Oil	25.6%
Gathers & Processors	10.2%
Total Master Limited Partnerships	97.4%
Short-Term Investment	4.7%
Liabilities in excess of Other Assets	(2.1)%
Total	100.0%

See accompanying Notes to Schedule of Investments

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited)

Note 1 – Organization
Center Coast MLP Focus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide investors with current income and long-term capital appreciation.  The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares.  The Fund commenced operations on December 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

The Fund values securities for which market quotations are not readily available, including restricted securities, by methods approved by the Board of Trustees and that the Board believes accurately reflect fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security's value or a meaningful portion of the Fund's portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the exchange on which the security principally trades and the NYSE. In such a case, the Fund’s value for a security could be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Note 3 – Federal Income Tax Information
At August 31, 2011, gross unrealized appreciation and depreciation of investments owned by the fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$110,115,307

Gross Unrealized Appreciation	$2,774,552
Gross Unrealized Depreciation	(3,192,227)

Net Unrealized Appreciation (Depreciation) on Investments	$(417,675)

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) - continued

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Master Limited Partnerships1	$104,635,728	$-	$-	$104,635,728
Short-Term Investment	5,061,904	-	-	5,061,904
Total Investments, at Value	$109,697,632	$-	$-	$109,697,632

Center Coast MLP Focus Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2011 (Unaudited) - continued

1 All Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of August 31, 2011.

Note 5 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Center Coast MLP Focus Fund, a series of Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	10/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	10/25/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	10/25/11

* Print the name and title of each signing officer under his or her signature.